CONVERTIBLE NOTE AGREEMENT (Details) - USD ($)		Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Convertible Note Agreement
Convertible Note, dated April 25, 2023, fixed installments of $26,889, matured in June 2024 and currently in default		$ 83,894	[1]	$ 83,894	[1],[2]	$ 133,894	[2]
Convertible Note, dated September 30, 2025, lumpsum repayment at maturity on June 30, 2026		30,000	[3]	30,000	[3],[4]		[4]
Convertible Note, dated October 1, 2025, lumpsum repayment at matured on December 31, 2025			[3]	112,500	[3],[4]		[4]
Convertible Note, dated November 6, 2025, lumpsum repayment at maturity on September 30, 2026		120,000	[3]	120,000	[3],[4]		[4]
Convertible Note, dated December 17, 2025, fixed installments commencing June 15, 2026, matures on September 15, 2026 (3)		54,458	[5]	125,190	[5]
Convertible Note, dated January 12, 2026, fixed installments commencing June 15, 2026, matures on January 12, 2027	[6]	120,750
Convertible Note, dated June 18, 2026, fixed installments commencing December 15, 2026, matures on April 15, 2027	[5]	125,190
Total Convertible Note		534,292		471,584		133,894
Deduct: Unamortized Original Issue Discount		(51,158)	[1],[3],[5],[6]	(60,750)	[1],[2],[3],[4],[5],[6],[7]		[2],[4],[7]
Convertible Note principal balance payable		483,134		410,834		133,894
Add: Convertible Note interest payable		145,316	[1],[3],[5],[6]	135,176	[1],[2],[3],[4],[5],[6],[7]	75,777	[2],[4],[7]
Total Convertible Note payable		628,450		546,010		$ 209,671
Fully Amortized Convertible Notes Payable Due at Maturity		$ 679,609		$ 606,760

[1]	LGH Investments LLC. On April 25, 2023, the Company entered into a convertible debt agreement with a 10% original issue discount (OID) on a face value of $220,000; and an additional interest charge of $22,000 at the time of issuance. The fair value of common stock issued as an inducement was $62,500 and recognized as an additional OID. The convertible dent agreement included a detachable warrant to purchase up to 200,000 shares of common stock at an exercise price of $5.00 per warrant, and a common stock conversion feature with a conversion rate of $1.50 per dollar of principal outstanding which was later decreased on January 29, 2024 to $0.50, as part of a debt modification to cure a default which occurred due to nonpayment. As of June 30, 2026, the fully amortized convertible debt payoff total was $159,671. This convertible debt is convertible into shares of common stock at the option of the noteholder. The potential common stock issuable upon conversion was approximately 319,342 common shares at June 30, 2026.
[2]	LGH Investments LLC.
[3]	ClearThink Capital Partners LLC. The Company entered into three separate convertible debt agreements with the following terms and conditions:
[4]	ClearThink Capital Partners LLC.
[5]	Vanquish Funding Group, Inc. The Company entered into three separate convertible debt agreements with the following terms and conditions:
[6]	Labrys Fund II, L.P. On January 12, 2026, the Company entered into a convertible debt agreement with a 17% original OID for total face value of $120,750; and an additional interest charge of $14,490 at the time of issuance. The note matures on January 12, 2027. The note requires seven fixed installments of $19,320 starting on July 12, 2026. The convertible note shall be eligible for a prepayment discount as follows: a 1% discount if repaid within 180 days of issuance; a 2% discount if repaid within 120 days of issuance; and a 3% discount if repaid within 60 days of issuance. This convertible debt instrument may be converted at the option of the noteholder in the event of a default at 65% of the market price (defined as the lowest trading price the prior 20 trading days) prior to conversion notice. A default trigger event may be one or more of the following: i) failure to repay principal and interest according to the terms of agreement, ii) failure to comply with the 1934 Act, iii) delisting, suspension or quotation of trading of common stock, iv) replacement of transfer agent without notice, v) cross default of other debt agreements, vi) failure to maintain the required authorized share reserves under the agreement which was approximately 6,000,000 common shares (which is the minimum share reserve as of June 30, 2026). The potential common stock issuable in the event of default conversion was approximately 831,913 common shares at June 30, 2026 (computed as total face value plus accrued interest due, all divided by 65% of the lowest traded price within a twenty day trading period prior to June 30, 2026). As of June 30, 2026,the Company had $12,104 of unamortized OID and accrued interest payable of $14,490. As of June 30, 2026, the fully amortized convertible debt payoff total was $135,240.
[7]	Vanquish Funding Group, Inc.